Commitments and Contingency (Tables) - VIE [Member]	6 Months Ended
Jun. 30, 2024
Commitments and Contingency (Tables) [Line Items]
Schedule of Balance Sheets	Summary information regarding consolidated VIEs and their subsidiaries is as follows.
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Total current assets	$15,216,386	$10,571,775
Total non-current assets	5,209,247	9,641,441
Total Assets	$20,425,633	$20,213,216
Total Liabilities	$10,256,639	$7,073,660

Schedule of Operations
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	$1,823,568	$2,797,326
Net income	$461,348	$780,309

Schedule of Cash Flows
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$4,585,904	$804,161
Net cash used in investing activities	(1,869,143)	(610,768)